WARRANTS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 11, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 29, 2022	Nov. 23, 2021	Jun. 09, 2021	Feb. 28, 2021
Total valuation							$ 178,317
Black-Scholes Warrants issued							100,000,000
Black-Scholes warrants valuation							$ 0.0018
Interest expense			$ 3,684	$ 3,513	$ 13,080	$ 206,145	$ 209,676	$ 160,423
Warrants valuation, price per share									$ 6.00
Brocker Representation Agreements Member
Common stock Warrants issued										100,000,000
Warrants exercisable per share										$ 0.01
Commission	10.00%
Hempacco Warrants [Member]
Common stock Warrants issued												750,000
Warrants exercisable per share												$ 1.00
Number of replacement warrants												27,173,925
Strike price												$ 0.027600
Warrants exercisable												750,000
Interest expense		$ 149,831
Initial valuation warrants												$ 0.4986
GGII [Member]
Warrants valuation, price per share											$ 0.0138
Warrants to purchase shares of common stock gross offering, percentage rate	7.00%
Initial IPO exercise price, offering percentage rate	150.00%
Offering price percentage in other financing warrants	100.00%